Guarantees, commitments and risks (Details 8) - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Operating lease obligations		€ 3,953	[1]	€ 4,532	€ 2,418
Decommissioning liabilities	[2]	13,814
Environmental liabilities		2,596
Purchase obligations	[3]	131,824
Other obligations		116
Contractual obligations		152,303
Gas take or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		125,872
Gas ship or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		3,851
Other purchase obligations [Member]
Statement Line Items [Line Items]
Purchase obligations		2,101
Memorandum of intent Val d'Agri [Member]
Statement Line Items [Line Items]
Other obligations		116
Not later than one year [member]
Statement Line Items [Line Items]
Operating lease obligations		776	[1]	883	593
Decommissioning liabilities	[2]	335
Environmental liabilities		349
Purchase obligations	[3]	14,674
Other obligations		8
Contractual obligations		16,142
Not later than one year [member] | Gas take or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		11,886
Not later than one year [member] | Gas ship or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		1,164
Not later than one year [member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Purchase obligations		1,624
Not later than one year [member] | Memorandum of intent Val d'Agri [Member]
Statement Line Items [Line Items]
Other obligations		8
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Operating lease obligations	[1]	601
Decommissioning liabilities	[2]	294
Environmental liabilities		321
Purchase obligations	[3]	11,258
Other obligations		1
Contractual obligations		12,475
Later than one year and not later than two years [member] | Gas take or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		10,470
Later than one year and not later than two years [member] | Gas ship or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		558
Later than one year and not later than two years [member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Purchase obligations		230
Later than one year and not later than two years [member] | Memorandum of intent Val d'Agri [Member]
Statement Line Items [Line Items]
Other obligations		1
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Operating lease obligations	[1]	481
Decommissioning liabilities	[2]	407
Environmental liabilities		254
Purchase obligations	[3]	10,649
Other obligations		1
Contractual obligations		11,792
Later than two years and not later than three years [member] | Gas take or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		9,995
Later than two years and not later than three years [member] | Gas ship or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		482
Later than two years and not later than three years [member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Purchase obligations		172
Later than two years and not later than three years [member] | Memorandum of intent Val d'Agri [Member]
Statement Line Items [Line Items]
Other obligations		1
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Operating lease obligations	[1]	303
Decommissioning liabilities	[2]	260
Environmental liabilities		239
Purchase obligations	[3]	9,683
Other obligations		1
Contractual obligations		10,486
Later than three years and not later than four years [member] | Gas take or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		9,276
Later than three years and not later than four years [member] | Gas ship or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		382
Later than three years and not later than four years [member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Purchase obligations		25
Later than three years and not later than four years [member] | Memorandum of intent Val d'Agri [Member]
Statement Line Items [Line Items]
Other obligations		1
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Operating lease obligations	[1]	268
Decommissioning liabilities	[2]	124
Environmental liabilities		188
Purchase obligations	[3]	9,546
Other obligations		1
Contractual obligations		10,127
Later than four years and not later than five years [member] | Gas take or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		9,210
Later than four years and not later than five years [member] | Gas ship or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		324
Later than four years and not later than five years [member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Purchase obligations		12
Later than four years and not later than five years [member] | Memorandum of intent Val d'Agri [Member]
Statement Line Items [Line Items]
Other obligations		1
Later than five years [member]
Statement Line Items [Line Items]
Operating lease obligations		1,524	[1]	€ 1,939	€ 785
Decommissioning liabilities	[2]	12,394
Environmental liabilities		1,245
Purchase obligations	[3]	76,014
Other obligations		104
Contractual obligations		91,281
Later than five years [member] | Gas take or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		75,035
Later than five years [member] | Gas ship or pay contracts [Member]
Statement Line Items [Line Items]
Purchase obligations		941
Later than five years [member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Purchase obligations		38
Later than five years [member] | Memorandum of intent Val d'Agri [Member]
Statement Line Items [Line Items]
Other obligations		€ 104

[1]	There are no significant restrictions provided by these operating leases which limit the ability of the Company to pay dividend, use assets or to take on new borrowings.
[2]	Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
[3]	Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.